Share-based payments - Summary of Options Granted Priced Using Black Scholes for SARs, Tandem Awards, Converted Options, Matching Stock Options and Monte Carlo Option Pricing Model (Detail) - Additional Grants Under 2020 Plan [Member]
	Jun. 29, 2021 yr $ / shares	Jun. 17, 2021 yr $ / shares	Mar. 30, 2021 yr $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 11.93	$ 12.05	$ 11.68
Underlying share price	$ 11.93	$ 12.05	$ 11.68
Volatility	84.53%	84.67%	85.77%
Time period (years) | yr	6.10	6.11	6.1
Risk free rate	1.08%	1.10%	1.17%
Dividend yield	0.00%	0.00%	0.00%